Income Tax (Credit) / Expense - Reconciliation of income tax expenses and profit before tax at statutory tax rate (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Profit before tax	$ 1,361,698,473	$ 1,331,176,555	$ 1,001,420,217
Tax at statutory tax rate of 16.5%	224,680,248	219,644,132	165,234,336
Tax effect of foreign tax jurisdictions	264,583
Tax effect of two-tiered profits tax rate	(165,000)	(165,000)	(165,000)
Tax effect of non-taxable income	(122,208,901)	(95,836,917)	(79,190,106)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(20,290,239)	(20,747,569)
Tax effect of non-deductible expenses	17,740,105	1,566,657	10,887,971
Tax effect of unrecognized temporary difference	(2,839)	(4,075)	(25,011)
Tax effect of deferred tax liability reversed			(242,913,577)
Overprovision in prior year			(143,606)
Utilization of tax losses previously not recognized	(54,870)	(33,312)	(33,590)
Withholding tax on the dividend income	5,021,351	4,871,121	8,807,816
Income tax (credit)/expense	$ 104,984,438	$ 109,295,037	$ (137,540,767)